Seward & Kissel LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005


                                                      August 15, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

        Re:  Fairholme Funds, Inc.
             (File Nos. 811-9607 and 333-88517)


Dear Sir or Madam:

     On behalf of Fairholme Funds, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the statement of additional information for the Fund that would have been filed under Rule 497(c) does not differ from that filed in the most recent post-effective amendment, the text of which was filed electronically.



                                                      Sincerely,

                                                      /s/ Michelle C. Roberts
                                                      -----------------------
                                                          Michelle C. Roberts






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